Business combination - Additional Information (Details) $ in Millions	Aug. 20, 2021 COP ($) shares
Interconexion Electrica S.A. E.S.P.
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares	569,472,561
Percentage of interest acquired	51.40%
ISA
Disclosure of detailed information about business combination [line items]
Properties, plant, and equipment	$ 17,486,901
Intangibles	13,903,491
Decrease in properties, plant, and equipment	153,557
Decrease in intangibles	422,988
Decrease in deferred tax liability	96,767
Decrease in non-controlling interest	238,839
Increase in goodwill	240,939
Revenue since acquisition	4,113,198
Net profit from continuing operations since acquisition	1,108,202
Net profit from non-controlling interest since acquisition	846,454
Revenue if acquisition has happened beginning of year	7,039,487
Profit before tax from continuing operations if acquisition has happened beginning of year	2,096,511
Net profit from non-controlling interest if acquisition has happened beginning of year	1,501,984
Goodwill	$ 3,279,916